Stock Portfolio
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Auto Components — 0.5%
Aptiv PLC(1)	36,856	$ 2,882,508
		$ 2,882,508
Banks — 2.8%
PNC Financial Services Group, Inc. (The)	45,370	$ 6,779,186
Wells Fargo & Co.	209,310	8,418,448
		$ 15,197,634
Beverages — 4.7%
Coca-Cola Co. (The)	256,846	$ 14,388,513
PepsiCo, Inc.	67,600	11,036,376
		$ 25,424,889
Biotechnology — 2.5%
AbbVie, Inc.	103,216	$ 13,852,619
		$ 13,852,619
Capital Markets — 5.1%
Intercontinental Exchange, Inc.	113,204	$ 10,227,981
S&P Global, Inc.	23,436	7,156,183
Stifel Financial Corp.	101,800	5,284,438
Tradeweb Markets, Inc., Class A	88,829	5,011,732
		$ 27,680,334
Chemicals — 2.6%
Ecolab, Inc.	49,700	$ 7,177,674
FMC Corp.	68,700	7,261,590
		$ 14,439,264
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	46,978	$ 7,526,345
		$ 7,526,345
Diversified Telecommunication Services — 1.1%
Verizon Communications, Inc.	163,600	$ 6,211,892
		$ 6,211,892
Electric Utilities — 3.7%
Constellation Energy Corp.	84,600	$ 7,037,874
NextEra Energy, Inc.	171,440	13,442,610
		$ 20,480,484
Security	Shares	Value
Electrical Equipment — 1.4%
AMETEK, Inc.	66,456	$ 7,536,775
		$ 7,536,775
Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity, Ltd.	69,300	$ 7,647,948
		$ 7,647,948
Entertainment — 1.0%
Electronic Arts, Inc.	45,200	$ 5,230,092
		$ 5,230,092
Equity Real Estate Investment Trusts (REITs) — 1.7%
EastGroup Properties, Inc.	27,222	$ 3,929,224
Lamar Advertising Co., Class A	63,890	5,270,286
		$ 9,199,510
Food & Staples Retailing — 3.3%
Sysco Corp.	98,590	$ 6,971,299
Walmart, Inc.	85,600	11,102,320
		$ 18,073,619
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(1)	251,236	$ 9,730,370
Intuitive Surgical, Inc.(1)	31,200	5,848,128
		$ 15,578,498
Health Care Providers & Services — 2.2%
Elevance Health, Inc.	26,224	$ 11,911,990
		$ 11,911,990
Hotels, Restaurants & Leisure — 1.0%
Marriott International, Inc., Class A	39,128	$ 5,483,398
		$ 5,483,398
Insurance — 3.3%
Allstate Corp. (The)	98,800	$ 12,303,564
W.R. Berkley Corp.	86,500	5,586,170
		$ 17,889,734
Interactive Media & Services — 5.2%
Alphabet, Inc., Class C(1)	296,980	$ 28,554,627
		$ 28,554,627

Stock Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	207,420	$ 23,438,460
		$ 23,438,460
IT Services — 4.1%
Automatic Data Processing, Inc.	46,596	$ 10,539,549
Visa, Inc., Class A	67,730	12,032,235
		$ 22,571,784
Life Sciences Tools & Services — 4.2%
Danaher Corp.	47,092	$ 12,163,393
Thermo Fisher Scientific, Inc.	21,334	10,820,391
		$ 22,983,784
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	68,300	$ 5,556,205
		$ 5,556,205
Multi-Utilities — 2.1%
Sempra Energy	75,900	$ 11,380,446
		$ 11,380,446
Oil, Gas & Consumable Fuels — 1.6%
ConocoPhillips	83,856	$ 8,581,823
		$ 8,581,823
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	129,000	$ 9,170,610
Eli Lilly & Co.	30,500	9,862,175
		$ 19,032,785
Professional Services — 2.4%
Booz Allen Hamilton Holding Corp.	71,490	$ 6,602,101
TransUnion	107,500	6,395,175
		$ 12,997,276
Real Estate Management & Development — 1.3%
FirstService Corp.	61,500	$ 7,319,115
		$ 7,319,115
Road & Rail — 1.4%
Union Pacific Corp.	40,324	$ 7,855,922
		$ 7,855,922
Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	69,086	$ 9,626,443
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	15,700	$ 5,746,200
Texas Instruments, Inc.	56,847	8,798,779
		$ 24,171,422
Software — 10.6%
Black Knight, Inc.(1)	92,300	$ 5,974,579
Fair Isaac Corp.(1)	14,900	6,138,949
Intuit, Inc.	16,554	6,411,695
Microsoft Corp.	147,398	34,328,994
VMware, Inc., Class A	48,200	5,131,372
		$ 57,985,589
Specialty Retail — 2.8%
Home Depot, Inc. (The)	29,300	$ 8,085,042
TJX Cos., Inc. (The)	113,134	7,027,884
		$ 15,112,926
Technology Hardware, Storage & Peripherals — 6.5%
Apple, Inc.	257,684	$ 35,611,929
		$ 35,611,929
Wireless Telecommunication Services — 1.7%
T-Mobile US, Inc.(1)	71,108	$ 9,540,560
		$ 9,540,560
Total Common Stocks (identified cost $417,171,436)		$544,942,186

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(2)	994,322	$ 994,322
Total Short-Term Investments (identified cost $994,322)		$ 994,322
Total Investments — 99.9% (identified cost $418,165,758)		$545,936,508
Other Assets, Less Liabilities — 0.1%		$ 312,622
Net Assets — 100.0%		$546,249,130

Stock Portfolio
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
The Portfolio did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $994,322, which represents 0.2% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,248,476	$51,152,522	$(53,403,361)	$2,363	$ —	$ —	$588	—
Liquidity Fund	—	48,634,711	(47,640,389)	—	—	994,322	18,387	994,322
Total				$2,363	$ —	$994,322	$18,975
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$544,942,186*	$ —	$ —	$544,942,186
Short-Term Investments	994,322	—	—	994,322
Total Investments	$545,936,508	$ —	$ —	$545,936,508
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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